UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2NT
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2



1.       Name and Address of Issuer:

         VANGUARD INDEX FUNDS
         Vanguard Financial Center
         PO Box 2600
         Valley Forge, Pennsylvania  19482-2600

2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

         [X]

3.       Investment Company Act File Number: 811-2652

         Securities Act File Number:        2-56846

4(a)     Last day of fiscal year for which this Form is filed:

         December 31, 2003

4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
         (See Instruction A.2).

         N/A

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

         N/A

5.       Calculation of registration fee:

(i)      Aggregate  sale price of  securities  sold  during
         the fiscal year pursuant to section 24(f).........................................................$ 43,594,122,000.00

(ii)     Aggregate price of securities  redeemed
         or repurchased during the fiscal year.............................................................$ 24,146,591,000.00

(iii)    Aggregate price of securities  redeemed or repurchased during any prior fiscal  year  ending no earlier  than  October  11,  1995 that were not previously used to reduce registration
         fees payable to the Commission....................................................................$              0.00

(iv)     Total available redemption credits
         [add Items 5(ii) and 5(iii)]......................................................................$ 24,146,591,000.00

(v)      Net sales - If Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]..............................................................$ 19,447,531,000.00

(vi)     Redemption  credits available for use in future years - If Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]..............................................................$              0.00

(vii)    Multiplier for determining registration fee
         [See Instruction C.9].............................................................................x         0.0001267

(viii)   Registration   fee  due  [multiply  Item  5(v)  by
         Item 5(vii)](enter "0" if no fee is due)..........................................................$      2,464,002.18

     6. Prepaid Shares:


     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                  N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                  =$ 2,464,002.18

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

         [X]  Wire Transfer
         [ ]  Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer, in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  R. GREGORY BARTON
                           R. Gregory Barton, Managing Director and Secretary

Date: March 29, 2004